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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

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ITEM 1. SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2010                                                        (Unaudited)

                                                                                                        Value
                                                                                          Shares        (000)
                                                                                       ------------   --------
COMMON STOCK (89.0%)
BANKS (4.7%)
   US Bancorp ......................................................................        152,000   $  3,633
   Wells Fargo .....................................................................        173,000      4,797
                                                                                                      --------
                                                                                                         8,430
                                                                                                      --------
BASIC INDUSTRY (7.9%)
   Harsco ..........................................................................        191,000      4,423
   Honeywell International .........................................................        115,000      4,929
   United Technologies .............................................................         70,000      4,977
                                                                                                      --------
                                                                                                        14,329
                                                                                                      --------
ENERGY (6.4%)
   Ensco PLC ADR ...................................................................        164,200      6,865
   Range Resources .................................................................        126,000      4,677
                                                                                                      --------
                                                                                                        11,542
                                                                                                      --------
FINANCIAL SERVICES (3.2%)
   Leucadia National* ..............................................................        262,410      5,797
                                                                                                      --------
FOOD (7.2%)
   Kellogg .........................................................................        113,000      5,656
   Nestle ADR ......................................................................        150,000      7,402
                                                                                                      --------
                                                                                                        13,058
                                                                                                      --------
HEALTH CARE (9.2%)
   Abbott Laboratories .............................................................         53,700      2,636
   Baxter International ............................................................        124,000      5,427
   Johnson & Johnson ...............................................................         86,100      5,002
   Teva Pharmaceutical Industries Ltd. ADR .........................................         73,000      3,566
                                                                                                      --------
                                                                                                        16,631
                                                                                                      --------
MEDIA (8.7%)
   Omnicom Group ...................................................................        189,020      7,043
   Viacom, Cl B ....................................................................        260,900      8,620
                                                                                                      --------
                                                                                                        15,663
                                                                                                      --------
MISCELLANEOUS (9.9%)
   3M ..............................................................................         79,000      6,758
   Berkshire Hathaway, Cl A* .......................................................             41      4,797
   Berkshire Hathaway, Cl B* .......................................................         81,550      6,371
                                                                                                      --------
                                                                                                        17,926
                                                                                                      --------
MISCELLANEOUS CONSUMER (6.2%)
   Reckitt Benckiser Group(1) ......................................................        230,000     11,257
                                                                                                      --------

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SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2010                                                        (Unaudited)

                                                                                        Shares/Face     Value
                                                                                       Amount (000)     (000)
                                                                                       ------------   --------
REAL ESTATE (5.6%)
   Brookfield Asset Management, Cl A ...............................................        190,000   $  4,767
   Brookfield Properties ...........................................................        350,000      5,264
                                                                                                      --------
                                                                                                        10,031
                                                                                                      --------
RETAIL (11.3%)
   Autozone* .......................................................................         22,300      4,718
   Buckle ..........................................................................        157,993      4,352
   CVS/Caremark ....................................................................        247,500      7,596
   Staples .........................................................................        180,000      3,659
                                                                                                      --------
                                                                                                        20,325
                                                                                                      --------
RETAIL-RESTAURANTS (2.0%)
   Brinker International ...........................................................        230,000      3,615
                                                                                                      --------
TECHNOLOGY (6.7%)
   Accenture, Cl A .................................................................        120,000      4,757
   Raytheon ........................................................................         46,380      2,146
   International Business Machines .................................................         40,000      5,136
                                                                                                      --------
                                                                                                        12,039
                                                                                                      --------
TOTAL COMMON STOCK
   (Cost $130,734) .................................................................                   160,643
                                                                                                      --------
CORPORATE OBLIGATIONS (2.3%)
   Blyth
      5.500%, 11/01/13 .............................................................   $        950        842
   Ingersoll-Rand Global Holding Ltd.
      9.500%, 04/15/14 .............................................................          2,575      3,181
                                                                                                      --------
TOTAL CORPORATE OBLIGATIONS
   (Cost $3,571) ...................................................................                     4,023
                                                                                                      --------
RESIDENTIAL MORTGAGE OBLIGATIONS (0.7%)
   Chase Mortgage Finance Corporation, Ser S1, Cl 1A18
      5.500%, 05/25/35 .............................................................          1,098        837
   Countrywide Home Loan Mortgage Pass-Through Trust, Ser J9, Cl 2A6
      5.500%, 01/25/35 .............................................................            447        419
   GSR Mortgage Loan Trust, Ser 6F, Cl A1
      3.000%, 09/25/32 .............................................................             21         20
                                                                                                      --------
TOTAL RESIDENTIAL MORTGAGE OBLIGATIONS
   (Cost $1,575) ...................................................................                     1,276
                                                                                                      --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION (0.0%)
   Government National Mortgage Association, Ser 58, Cl VA
      5.500%, 10/16/13 (Cost $62) ..................................................             61         66
                                                                                                      --------

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SCHEDULE OF INVESTMENTS                                          FMC SELECT FUND

July 31, 2010                                                        (Unaudited)

                                                                                                        Value
                                                                                          Shares        (000)
                                                                                       ------------   --------
CASH EQUIVALENT (8.5%)
   Dreyfus Treasury Prime Cash Management Fund, 0.001%(2) (Cost $15,411) ...........     15,410,889   $ 15,411
                                                                                                      --------
TOTAL INVESTMENTS - (100.5%)
   (Cost $151,353)+ ................................................................                  $181,419
                                                                                                      ========

PERCENTAGES ARE BASED ON NET ASSETS OF $180,579 (000).

*    NON-INCOME PRODUCING SECURITY.

(1)  SECURITY IS TRADED ON A FOREIGN STOCK EXCHANGE.

(2)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

LTD. -- LIMITED

PLC -- PUBLIC LIMITED COMPANY

SER -- SERIES

+    AT JULY 31, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $151,353
     (000) AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $35,581 (000) AND $(5,515) (000), RESPECTIVELY.

The following is a summary of the investment classifications used as of July 31, 2010 in valuing the Fund's investments carried at value (000):

Investments in securities                        LEVEL 1   LEVEL 2   LEVEL 3     TOTAL
---------------------------------------------   --------   -------   --------  --------
   Common Stock                                 $160,643    $   --     $--     $160,643
   Corporate Obligations                              --     4,023      --        4,023
   Residential Mortgage Obligations                   --     1,276      --        1,276
   U.S. Government Mortgage-Backed Obligation         --        66      --           66
   Cash Equivalent                                15,411        --      --       15,411
                                                --------    ------     ---     --------
Total                                           $176,054    $5,365     $--     $181,419
                                                ========    ======     ===     ========

Amounts designated as "--" are $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

FMC-QH-002-1400
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ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: September 27, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: September 27, 2010